Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies [Abstract]
Schedule of Estimated Expense for the Sponsorship Agreements	The estimated expense for the sponsorship agreements as described in Note 7 for the periods subsequent to December 31, 2023 is as follows:
Sponsorship Agreements
2024	$162,553